Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Summary of book amounts of foreign currency
Item (3) / Currency	Amount of foreign currency (2)	Prevailing exchange rate (1)	06.30.2022	06.30.2021
Assets
Trade and other receivables
US Dollar	80.17	125.03	10,024	15,121
Euros	0.08	130.88	11	39
Trade and other receivables related parties
US Dollar	18.24	125.23	2,284	10
Total Trade and other receivables			12,319	15,170
Investment in financial assets
US Dollar	16.16	125.03	2,020	1,492
Brazilian Reais	3.81	21.80	83	-
New Israel Shekel	15.98	35.93	574	1,000
Pounds	0.75	130.95	98	164
Total Investment in financial assets			2,775	2,656
Derivative financial instruments
US Dollar	3.09	125.03	386	687
Total Derivative financial instruments			386	687
Cash and cash equivalents
US Dollar	133.35	125.03	16,673	10,249
Euros	0.02	130.88	2	2
Brazilian Reais	61.06	21.80	1,331	-
Uruguayan pesos	0.31	3.21	1	-
Total Cash and cash equivalents			18,007	10,251
Total Assets			33,487	28,764

Liabilities
Trade and other payables
US Dollar	39.22	125.23	4,912	9,021
Euros	0.02	131.40	2	52
Uruguayan pesos	0.93	3.21	3	2
Uruguayan pesos	0.38	125.23	48	-
Total Trade and other payables			4,965	9,075
Borrowings
US Dollar	848.42	125.23	106,248	142,706
Borrowings with related parties
US Dollar	7.11	125.23	890	118
Total Borrowings			107,138	142,824
Derivative financial instruments
US Dollar	3.06	125.23	383	166
Total Derivative financial instruments			383	166
Total Liabilities			112,486	152,065